Cash and cash equivalents	9 Months Ended
Sep. 30, 2023
Cash and cash equivalents [Abstract]
Cash and cash equivalents
5.	Cash and cash equivalents

	September 30,	December 31,
	2023	2022
	$’000	$’000
Cash at bank and in hand	49,496	130,252
Cash equivalents	36,943	35,703
	86,439	165,955

During the nine months ended September 30, 2023, an investment of $54.0 million was made in a money market fund. This investment has been classified as other financial assets and has a fair value of $55.5 million at September 30, 2023.